PGIM Target Date 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 95.5%
Affiliated Mutual Funds
Domestic Equity — 38.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	97,382	$1,297,125
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	309,327	12,073,017
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	130,135	1,339,090
		14,709,232
Fixed Income — 35.6%
PGIM Core Conservative Bond Fund (Class R6)	265,848	2,209,198
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	272,871	1,882,812
PGIM TIPS Fund (Class R6)	566,062	4,647,372
PGIM Total Return Bond Fund (Class R6)	407,378	4,725,582
		13,464,964
International Equity — 21.1%
PGIM Global Real Estate Fund (Class R6)	121,561	2,191,749
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	91,716	1,057,482
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	344,925	4,732,373
		7,981,604

Total Long-Term Investments (cost $34,067,415)		36,155,800

Short-Term Investment 4.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,750,721)	1,750,721	1,750,721

TOTAL INVESTMENTS 100.1% (cost $35,818,136)(wa)		37,906,521
Liabilities in excess of other assets (0.1)%		(35,807)

Net Assets 100.0%		$37,870,714

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds